Trade and other receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Trade receivables	$ 30,005	$ 31,041
Lease receivables	194	189
Other receivables	9,288	8,014
Amounts due from joint ventures and associates	788	903
Prepayments and deferred charges	4,322	5,713
Total	44,597	45,860
Non-current
Trade receivables	0	0
Lease receivables	778	875
Other receivables	5,668	3,528
Amounts due from joint ventures and associates	174	152
Prepayments and deferred charges	1,632	1,463
Total	$ 8,252	$ 6,018